Equity Method Investments and Other Investment - Schedule of Balance Sheet and Income Statement Information for Joint Ventures (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Balance Sheet and Income Statement Information for Joint Ventures [Line Items]
Current assets	$ 67,354,993	$ 22,408,287
Non-current assets	54,405,473	6,085,305
Current liabilities	22,510,682	19,840,407
Non-current liabilities	19,630,927	61,062
Equity (Deficit)	79,618,857	8,592,123	$ 3,041,755	$ 2,652,226
Total revenues	50,111,828	46,009,519	48,821,619
Net (loss)/profit	9,063,802	727,447	$ 929,912
Joint Ventures [Member]
Schedule of Balance Sheet and Income Statement Information for Joint Ventures [Line Items]
Current assets	3,143,688	3,184,531
Non-current assets
Current liabilities	2,035,269	2,079,561
Non-current liabilities
Equity (Deficit)	1,108,419	1,104,970
Total revenues	9,748,960	4,829,456
Net (loss)/profit	11,810	12,547
KC-Glory JV [Member] | Joint Ventures [Member]
Schedule of Balance Sheet and Income Statement Information for Joint Ventures [Line Items]
Current assets	1,735,185	1,748,391
Non-current assets
Current liabilities	1,426,194	1,436,946
Non-current liabilities
Equity (Deficit)	308,991	311,445
Total revenues
Net (loss)/profit	(111)	(64)
KC-Geotech JV [Member] | Joint Ventures [Member]
Schedule of Balance Sheet and Income Statement Information for Joint Ventures [Line Items]
Current assets	245,772	247,932
Non-current assets
Current liabilities	269,945	271,864
Non-current liabilities
Equity (Deficit)	(24,173)	(23,932)
Total revenues		641
Net (loss)/profit	(424)	7,168
KC-CRFG JV [Member] | Joint Ventures [Member]
Schedule of Balance Sheet and Income Statement Information for Joint Ventures [Line Items]
Current assets	1,162,731	1,188,208
Non-current assets
Current liabilities	339,130	370,751
Non-current liabilities
Equity (Deficit)	823,601	817,457
Total revenues	9,748,960	4,828,815
Net (loss)/profit	$ 12,345	$ 5,443